CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Stockholders' Equity at Dec. 31, 2009	$ 19,042	$ 19,803,021	$ (16,346,175)	$ 3,475,888
Shares, Outstanding at Dec. 31, 2009	19,040,401
Common stock issued, value	296	161,154		161,450
Common stock issued, shares	296,250
Stock compensation expense for options and warrants granted to employees and consultants		363,248		363,248
Fair value of warrants issued for marketing services		90,161		90,161
Net loss			(1,569,718)	(1,569,718)
Stockholders' Equity at Dec. 31, 2010	19,338	20,417,584	(17,915,893)	2,521,029
Shares, Outstanding at Dec. 31, 2010	19,336,651
Stock compensation expense for options and warrants granted to employees and consultants		303,979		303,979
Common stock issued in a cashless exercise of options, value	46	(46)
Common stock issued in a cashless exercise of options, shares	46,465
Restricted stock granted for marketing services, value	67	81,636		81,703
Restricted stock granted for marketing services, shares	66,667
Warrants issued as loan acquisition costs related to convertible notes payable		91,500		91,500
Net loss			(2,591,642)	(2,591,642)
Stockholders' Equity at Dec. 31, 2011	$ 19,451	$ 20,894,653	$ (20,507,535)	$ 406,569
Shares, Outstanding at Dec. 31, 2011	19,449,783